UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington,  D.C.    20549

                               FORM 13-F

                          FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:               9-30-01

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:            J . V. BRUNI AND COMPANY
Address:         1528 N. Tejon Street
                 Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:           (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            11-05-01

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:	                             39

Form 13F Information Table Value Total:                         161,610
                                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                     FORM 13F INFORMATION TABLE

                                                              SHRS OR
                                                              PRN AMT;
                                                              SH/PRN;
   NAME OF ISSUER        TITLE OF CLASS CUSIP       (X$1000)  PUT/CALL DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                            SOLE   SHARED   NONE
Affiliated Managers Group      Com     008252108      12,848  226,166SH   SOLE      N/A     26,478  0     199,688
Allied Cap Corp New            Com     01903Q108       9,629  423,264SH   SOLE      N/A     48,606  0     374,658
American Capital Strategies    Com     024937104       6,472  236,306SH   SOLE      N/A     28,806  0     207,500
AOL Time Warner Inc.           Com     00184A105       3,680  111,180SH   SOLE      N/A     12,094  0      99,086
Arrow Electrs Inc.             Com     042735100       6,141  294,379SH   SOLE      N/A     36,134  0     258,245
Avnet Inc                      Com     053807103       4,285  235,544SH   SOLE      N/A     31,654  0     203,890
CareCentric Inc                Com     14166Y106          41   24,236SH   SOLE      N/A      2,356  0      21,880
Clayton Homes Inc              Com     184190106       6,915  566,780SH   SOLE      N/A     72,960  0     493,820
Covenant Trans Inc             Cl A    22284P105       4,080  434,042SH   SOLE      N/A     53,640  0     380,402
Del Monte Foods Co             Com     24522P103       4,250  552,000SH   SOLE      N/A     72,320  0     479,680
Duratek Inc                    Com     26658Q102       3,513  605,730SH   SOLE      N/A     71,417  0     534,313
EEX Corp                     Com New   26842V207         862  615,550SH   SOLE      N/A    102,100  0     513,450
Equity Office Properties Tr    Com     294741103       5,356  167,371SH   SOLE      N/A     20,555  0     146,816
Equity Residential Pptys Tr Sh Ben Int 29476L107         708   12,127SH   SOLE      N/A        300  0      11,827
Exxon Mobil Corp               Com     30231G102         236    5,984SH   SOLE      N/A          0  0       5,984
Intrawest Corporation          Com     460915200       5,503  413,452SH   SOLE      N/A     48,354  0     365,098
Key Energy Svcs Inc            Com     492914106       2,760  434,040SH   SOLE      N/A     57,720  0     376,320
Kimco Realty Corp              Com     49446R109       5,670  116,784SH   SOLE      N/A      9,822  0     106,962
Level 3 Communications Inc     Com     52729N100       1,011  267,560SH   SOLE      N/A     49,800  0     217,760
Manufactured Home Cmntys In    Com     564682102       1,419   46,632SH   SOLE      N/A      1,321  0      45,311
Mestek Inc                     Com     590829107       3,232  139,008SH   SOLE      N/A     13,720  0     125,288
NCI Building Sys Inc           Com     628852105       5,891  512,286SH   SOLE      N/A     58,104  0     454,182
Nabors Inds Inc                Com     629568106       3,731  177,912SH   SOLE      N/A     20,968  0     156,944
Natco Group Inc.               Cl A    63227W203         605   78,790SH   SOLE      N/A     23,340  0      55,450
Palm Harbor Homes              Com     696639103       5,506  294,452SH   SOLE      N/A     34,258  0     260,194
Public Storage Inc             Com     74460D109         684   20,465SH   SOLE      N/A      1,720  0      18,745
Radian Group Inc               Com     750236101      13,929  361,800SH   SOLE      N/A     38,028  0     323,772
Rouse Co                       Com     779273101       6,529  270,131SH   SOLE      N/A     29,390  0     240,741
SL Green Rlty Corp             Com     78440X101       1,311   41,588SH   SOLE      N/A      1,840  0      39,748
Schuff International Inc       Com     808156103         511  157,160SH   SOLE      N/A     24,570  0     132,590
Security Cap Group Inc         Cl B    81413P204       5,803  310,141SH   SOLE      N/A     34,830  0     275,311
Smithway Mtr Xpress Corp       Cl A    832653109         376  188,196SH   SOLE      N/A     21,428  0     166,768
Triad Gty Inc                  Com     895925105       7,197  205,922SH   SOLE      N/A     25,230  0     180,692
Transport Corp of Amer Inc     Com     89385P102       1,506  273,391SH   SOLE      N/A     30,018  0     243,373
USFreightways Corp             Com     916906100       7,343  234,306SH   SOLE      N/A     24,930  0     209,376
Weatherford Intl Inc           Com     947074100       3,971  155,662SH   SOLE      N/A     15,910  0     139,752
Wells Fargo & Co New           Com     949746101       3,207   72,155SH   SOLE      N/A      7,265  0      64,890
Westport Res Corp New          Com     961418100       3,211  218,453SH   SOLE      N/A     28,799  0     189,654
Westport Res Corp New        Pfd Conv  961418209       1,688   93,770SH   SOLE      N/A      3,080  0      90,690
